SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
SUBORDINATED LIABILITIES (Tables) [Line Items]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preference shares	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
	£m	£m	£m	£m	£m
At 1 January 2019	803	3,205	588	13,060	17,656
Repurchases and redemptions during the year[1]	(3)	(49)	(53)	(713)	(818)
Foreign exchange movements	(12)	(83)	(36)	(402)	(533)
Other movements (all non-cash)	114	152	18	541	825
At 31 December 2019	902	3,225	517	12,486	17,130
Issued during the year	—	—	—	1,010	1,010
Repurchases and redemptions during the year[1]	—	(1,609)	—	(3,125)	(4,734)
Foreign exchange movements	(22)	(59)	15	84	18
Other movements (all non-cash)	82	186	(23)	592	837
At 31 December 2020	962	1,743	509	11,047	14,261
1The repurchases and redemptions resulted in cash outflows of £3,874 million (2019: £818 million).

Schedule of Repurchases and Redemptions During the Year

Repurchases and redemptions during 2019
Preference shares	£m
6.3673% Non-cumulative Fixed to Floating Rate Preference Shares callable 2019	3
Preferred securities	£m
13% Step-up Perpetual Capital Securities callable 2019	49
Undated subordinated liabilities	£m
6.5% Undated Subordinated Step-up Notes callable 2019	1
7.375% Undated Subordinated Guaranteed Bonds	52
53
Dated subordinated liabilities	£m
10.375% Subordinated Fixed to Fixed Rate Notes 2024 callable 2019	135
9.375% Subordinated Bonds 2021	328
6.375% Subordinated Instruments 2019	250
713

Dated subordinated liabilities
SUBORDINATED LIABILITIES (Tables) [Line Items]
Schedule of Movement in Subordinated Liabilities and Dated Subordinated Liabilities

Issued during 2020
Dated subordinated liabilities	£m
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	275
2.707% Fixed Rate Dated Subordinated Reset Notes due 2035 (£1,309 million)	735
1,010
Repurchases and redemptions during 2020
Preferred securities	£m
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	119
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	515
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	111
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	580
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	284
1,609
Dated subordinated liabilities	£m
6.5% Dated Subordinated Notes 2020 (€1,500 million)	1,464
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	284
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	370
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	674
Subordinated Floating Rate Notes 2020 (€100 million)	90
9.625% Subordinated Bonds 2023 (£300 million)	239
7.375% Dated Subordinated Notes 2020	4
3,125